Income Taxes (Tables)	6 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision for the six months ended December 31, 2016, 2015 and 2014 consisted of the following:

	2016	2015	2014
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	$-	$574,438	$1,220,404
Deferred taxation	(104,526)	(799,757)	253,648

	$(104,526)	$(255,319)	$1,474,052

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:

	2016	2015	2014
	(Unaudited)	(Unaudited)	(Unaudited)
(Loss) income before income taxes	$(4,853,751)	$7,097,628	$5,447,196

Income tax computed at statutory EIT rate (25%)	(1,213,438)	1,774,407	1,361,799

Effect of different tax rates available to different jurisdictions	-	(19)	19,173

Non-deductible expenses	33,559	-	-

Change in valuation allowance and others	1,075,353	(1,999,707)	93,080

Income tax expenses	$(104,526)	$(225,319)	$1,474,052

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of December 31, 2016 and June 30, 2016 are presented below:

	December 31, 2016	June 30, 2016
Deferred tax assets (liabilities)	(Unaudited)	(Audited)
Current portion:
Operating loss carryforward	$207,868	$207,868
Accrued receivable	3,861,729	3,861,729
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(4,044,400)	(4,045,684)

Net deferred tax assets	$25,197	$23,913